EDGAR


January 6, 1997



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


     Re: John Hancock Tax-Exempt Series Fund, File Nos. 811-5079; 33-12947
          John Hancock Massachusetts Tax-Free Income Fund and John Hancock New York Tax-Free Income Fund
            Filing of Prospectus and Statement of Additional Information under
             Rule 497(j) and 497(c)

Gentlemen:

     Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated January 1, 1997 for the Registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) do not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

     Pursuant to 497(c) attached for filing with the Commission is the Statement of Additional Information for the following of the Registrant, John Hancock Tax-Exempt Series Fund, John Hancock Massachusetts Tax-Free Income Fund and John Hancock New York Tax-Free Income Fund.


Sincerely,

/s/ Marilyn Lutzer

Marilyn Lutzer